April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock Municipal Credit Alpha Portfolio, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Ground Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)	$1,660	$ 149,592
Total Corporate Bonds — 0.1% (Cost: $1,256,429)		149,592
Municipal Bonds
Arizona(a) — 2.9%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39	815	753,435
Series A, 5.00%, 07/01/49	965	882,059
Series A, 5.00%, 07/01/54	745	663,619
Series B, 4.25%, 07/01/27	140	140,029
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29	245	245,311
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49	950	845,135
Maricopa County Industrial Development Authority, RB, 6.38%, 07/01/58	1,050	1,025,051
		4,554,639
Arkansas — 0.7%
Arkansas Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(a)	1,000	1,075,661
California — 13.9%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(a)	1,450	1,279,684
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	415	305,333
California Housing Finance Agency, RB, M/F Housing
Class 3, 5.80%, 04/01/36(a)	365	361,972
Class 3, 6.85%, 04/01/36(a)	100	99,207
Subordinate, 8.00%, 12/01/56(b)	715	709,093
Series P-S, Subordinate, 8.00%, 07/01/67(a)(b)	1,540	1,556,414
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	8,305	4,816,901
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(b)	500	495,798
7.10%, 02/01/38(b)	200	197,840
Series A, 6.10%, 12/01/37	300	301,013
Series B, 7.10%, 12/01/37	500	501,603
Subordinate, 8.00%, 02/01/57(a)(b)	250	250,000
Series A-S, Subordinate, 8.00%, 09/01/55(a)(b)	580	593,013
Series A-S, Subordinate, 8.13%, 08/01/56(a)(b)	750	750,946
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(a)	3,765	3,484,709
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(a)	130	132,403
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	44,735	4,400,220
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	2,500	1,244,948
		21,481,097
Colorado — 14.6%
Aurora Crossroads Metropolitan District No. 2, Refunding GOL, CAB, Series A-2, 6.50%, 12/01/55(d)	200	186,090
Colorado Educational & Cultural Facilities Authority, RB(a)
Series A-1, Senior Lien, 6.88%, 02/01/59	1,000	1,055,016
Series B, Subordinate Lien, 8.50%, 02/01/59	320	359,951
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	$2,000	$ 1,427,286
Copperleaf Metropolitan District No. 5, Refunding GOL, Series A, 6.50%, 12/01/55	330	335,965
Creekwalk Marketplace Business Improvement District, Refunding RB, Series B, 8.00%, 12/15/54	2,622	2,624,570
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(a)	500	498,873
Granary Metropolitan District No. 9 Special Assessment District No. 1, SAB, 5.45%, 12/01/44(a)	2,280	2,315,184
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	2,000	1,991,378
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,166	1,175,235
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(a)	1,060	1,057,698
Palisade Metropolitan District No. 2, RB, Series C, Subordinate, 8.00%, 12/15/37(a)	2,575	2,596,696
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(a)(d)	1,605	1,585,428
Parterre Metropolitan District No. 5, GOL, Subordinate, 8.38%, 12/15/55	1,450	1,452,390
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(a)	500	514,037
St. Vrain Lakes Metropolitan District No. 2, Refunding GOL, Series B, Subordinate, 6.38%, 11/15/54	2,000	2,000,088
Sterling Ranch Community Authority Board, RB, Subordinate, 6.88%, 12/15/55	1,348	1,357,938
		22,533,823
Connecticut — 0.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	970	977,996
Delaware — 0.6%
Town of Bridgeville Delaware, ST, 5.63%, 07/01/53(a)	1,000	1,002,346
Florida — 13.4%
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(a)(b)	1,000	1,041,477
Arbor Park Phase 1 Community Development District, SAB
Series A-1, 5.88%, 05/01/45	380	396,280
Series A-1, 6.10%, 05/01/55	580	594,031
Ave Maria Stewardship Community District, SAB, 5.60%, 05/01/56	100	98,506
Capital Projects Finance Authority, RB(a)
Series A-1, 7.50%, 06/15/65	1,015	1,023,346
Series B-1, 9.00%, 06/15/42	125	125,025
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	200	201,790
Capital Trust Agency, Inc., RB(a)
5.00%, 01/01/55	945	809,917
Series A, 4.00%, 06/15/29	330	325,060
Series A, 5.00%, 06/01/45	850	774,000
Series A, 5.50%, 06/01/57	305	273,684
Capital Trust Authority, RB(a)
7.50%, 06/01/55	700	715,729
6.13%, 07/01/55	100	100,015
8.50%, 07/01/57	640	640,720
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	400	333,172
Coastal Ridge Community Development District, SAB, 6.00%, 05/01/55	1,000	1,020,761

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Connerton East Community Development District, SAB, 5.50%, 06/15/55	$55	$ 54,810
County of Okaloosa Florida, RB, 5.75%, 05/15/55(a)	1,500	1,517,862
Curiosity Creek Community Development District, SAB(a)
5.40%, 05/01/44	180	182,680
5.70%, 05/01/55	295	291,622
5.88%, 05/01/56	200	198,617
Esplanade Lake Club Community Development District, SAB, Series A-2, 3.63%, 11/01/30	40	39,061
Feed Mill Community Development District, SAB, 5.88%, 05/01/56	1,500	1,503,160
Firethorn Community Development District, SAB, 5.60%, 05/01/55	100	98,563
Florida Development Finance Corp., RB, Series A, AMT, 0.00%, 07/15/59(a)(b)(e)(f)	2,730	764,400
Florida Development Finance Corp., Refunding RB, AMT, 0.00%, 07/15/32(a)(b)(e)(f)	1,730	484,400
Gas Worx Community Development District, SAB, 6.00%, 05/01/57(a)	600	610,662
Greater Orlando Aviation Authority, ARB, 5.50%, 11/01/36	100	106,673
Harbor Reserve Community Development District, SAB, Series 2025, 5.75%, 05/01/56	200	195,954
Harvest Hills South Community Development District, SAB, 5.75%, 05/01/56	100	98,391
KD52 Community Development District No. 1, SAB
5.88%, 05/01/45	325	330,309
6.13%, 05/01/56	560	559,987
Lake Flores Community Development District, SAB
5.45%, 05/01/46	100	100,762
5.75%, 05/01/56	100	100,041
Lakewood Ranch Stewardship District, SAB, 6.00%, 05/01/56	350	365,459
Mckendree Pointe Community Development District, SAB, 6.00%, 05/01/56	100	100,040
New Port Corners Community Development District, SAB, 5.50%, 06/15/55(a)	100	98,516
Ormond Crossings West Community Development District, SAB
5.75%, 11/01/47	100	99,898
6.00%, 11/01/57	100	98,407
Seminole Improvement District, RB
5.00%, 10/01/32	265	272,777
5.30%, 10/01/37	300	311,728
South Broward Hospital District, RB, Series A, 3.00%, 05/01/51	2,000	1,421,695
St. Johns County Industrial Development Authority, Refunding RB, 4.00%, 08/01/55	200	163,270
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	58,443
Sunrise Community Development District, SAB, 5.88%, 05/01/55(a)	200	194,394
Three Rivers Community Development District, SAB, 5.75%, 05/01/56	320	313,085
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	115	115,641
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	905	907,063
Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 16, SAB, 5.13%, 05/01/56	$400	$ 395,793
Vivid Shores Community Development District, SAB, 5.63%, 05/01/56	100	99,432
		20,727,108
Georgia — 0.9%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(a)(e)(f)	740	444,000
Gainesville & Hall County Hospital Authority, RB, (AGM), 3.00%, 02/15/51	1,230	875,114
		1,319,114
Illinois — 3.7%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/46	553	509,238
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/44	940	994,051
City of Marion Illinois Sales Tax Revenue, Refunding RB, 6.63%, 06/01/55	1,190	1,195,029
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	3,000	3,069,652
		5,767,970
Indiana — 0.6%
Indiana Finance Authority, RB
5.00%, 06/01/51	405	345,399
5.00%, 06/01/56	360	299,595
Series A, 6.13%, 10/15/45(a)	100	101,293
Series A, 6.38%, 10/15/55(a)	100	100,342
Town of Whitestown, Refunding TA, 6.00%, 09/01/50(a)	100	100,126
		946,755
Kansas — 0.1%
City of Manhattan Kansas, RB, Series A, 5.50%, 06/01/55	100	100,559
Kentucky — 0.5%
County of Boyle Kentucky, Refunding RB, Series A, 4.25%, 06/01/46	810	747,395
Louisiana — 0.8%
Juban Crossing Community Development District, SAB, Series A, 6.25%, 06/01/54	1,190	1,233,425
Maryland — 1.0%
City of Baltimore Maryland, RB
5.00%, 06/01/51	820	821,804
5.25%, 06/01/55(a)	100	97,385
Maryland Health & Higher Educational Facilities Authority, RB, 6.25%, 07/01/63(a)	655	665,159
		1,584,348
Massachusetts — 0.5%
Commonwealth of Massachusetts, GOL, Series B, 3.00%, 04/01/49	540	406,002
Massachusetts Development Finance Agency, Refunding RB, 5.25%, 07/01/52	400	402,336
		808,338
Minnesota — 0.1%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(a)	100	100,340
New Hampshire — 2.8%
New Hampshire Business Finance Authority, RB, 5.88%, 12/15/33(a)	1,609	1,608,186
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 04/01/32(a)(c)	$1,250	$ 865,854
New Hampshire Business Finance Authority, RB, M/F Housing, 1st Series, Class B, 5.75%, 04/28/42	860	884,242
New Hampshire Health and Education Facilities Authority Act, Refunding RB, 4.00%, 07/01/37(a)	1,000	934,506
		4,292,788
New Jersey — 0.6%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	940	976,203
New Mexico — 0.5%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	820	812,892
New York — 5.4%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	415	419,744
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(a)	270	271,551
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	909,626
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E-1, 3.00%, 02/01/51	2,000	1,483,541
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,500	1,096,677
Series A, Sustainability Bonds, (BAM), 3.00%, 11/15/51	270	196,662
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,810	1,916,412
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	1,810	1,689,761
Ulster County Capital Resource Corp., RB, 5.88%, 09/15/59(a)	200	200,309
Westchester County Local Development Corp., RB, Senior Lien, 6.38%, 12/01/55(a)	100	102,135
		8,286,418
North Carolina — 1.2%
North Carolina Medical Care Commission, Refunding RB
5.38%, 10/01/45	810	833,871
5.63%, 10/01/55	360	365,771
Red Oak Independent School District, RB, 5.00%, 02/01/49	620	673,508
		1,873,150
Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,665	2,113,667
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(c)	21,590	1,648,062
County of Franklin Ohio, RB, Series B, 4.00%, 07/01/45	1,000	873,230
		4,634,959
Oklahoma — 0.3%
Tulsa Municipal Airport Trust Trustees, Refunding RB, Series C, AMT, 5.50%, 12/01/35	390	390,026
Security	Par (000)	Value
Pennsylvania — 2.0%
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	$1,620	$ 1,364,802
Geisinger Authority, Refunding RB, Series A-1, 4.00%, 02/15/47	2,000	1,786,681
		3,151,483
Puerto Rico — 14.4%
Commonwealth of Puerto Rico, Notes(b)
0.00%, 11/01/51(e)(f)	6,751	4,034,897
0.00%, 11/01/51	8,223	2,641,639
Puerto Rico Electric Power Authority, RB
5.00%, 07/01/37	100	70,500
Series A, 4.80%, 07/01/29	1,420	1,001,100
Series A, 7.00%, 07/01/40	140	98,700
Series A, 5.05%, 07/01/42(e)(f)	175	123,375
Series CCC, 5.00%, 07/01/21	88	62,040
Series CCC, 5.00%, 07/01/24	1,610	1,135,050
Series CCC, 5.00%, 07/01/27	250	176,250
Series CCC, 5.00%, 07/01/27(e)(f)	114	80,370
Series CCC, 5.00%, 07/01/28	195	137,475
Series TT, 5.00%, 07/01/24	38	26,790
Series WW, 5.50%, 07/01/38(e)(f)	100	70,500
Series XX, 5.25%, 07/01/27(e)(f)	125	88,125
Series XX, 5.25%, 07/01/40(e)(f)	3,000	2,115,000
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series AAA, 5.25%, 07/01/27	197	138,885
Series ZZ, 5.25%, 07/01/23	252	177,660
Series ZZ, 5.25%, 07/01/25	116	81,780
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,066	2,923,218
Series A-1, Restructured, 5.00%, 07/01/58	4,000	3,885,220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	9,095	3,241,854
		22,310,428
Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., RB, Series B, Subordinate, (AGM SAW), 5.63%, 07/01/65	600	610,756
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(c)	1,910	255,928
		866,684
South Carolina — 0.9%
South Carolina Jobs-Economic Development Authority, RB
5.38%, 04/01/56	400	406,554
Series A, 5.63%, 10/01/60	100	98,836
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, Series A, 6.75%, 12/01/60(a)	935	924,777
		1,430,167
Tennessee — 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	820	852,109
Texas — 7.3%
Arlington Higher Education Finance Corp., RB(a)(e)(f)
7.50%, 04/01/62	1,630	815,000
7.88%, 11/01/62	1,410	846,000

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Beaumont Housing Authority, RB, M/F Housing, Series A, Senior Lien, 6.50%, 07/01/55(a)	$385	$ 381,394
City of Anna Texas, SAB, 5.50%, 09/15/55	100	100,987
City of Crandall Texas, SAB, 5.63%, 09/15/55(a)	100	99,848
City of Ennis Texas, SAB(a)
5.25%, 09/15/45	100	100,818
5.50%, 09/15/55	100	99,056
City of Pilot Point Texas, SAB
6.00%, 09/15/46	100	100,666
6.75%, 09/15/46	100	100,641
7.13%, 09/15/55(a)	1,000	1,032,269
6.25%, 09/15/56	100	99,950
7.00%, 09/15/56	100	99,951
County of Denton Texas, SAB, Series A, Senior Lien, 5.63%, 12/31/54(a)	2,000	2,010,689
Love Field Airport Modernization Corp., ARB, 5.00%, 11/01/28	540	540,909
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	800	685,695
New Hope Cultural Education Facilities Finance Corp., Refunding RB, 5.38%, 01/01/55	100	100,586
Port Arthur Housing Authority, RB, M/F Housing, Subordinate, 7.50%, 10/01/36(a)	110	107,350
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(a)	330	330,136
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	399,321
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(a)	1,510	1,406,130
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/30	1,720	1,824,198
		11,281,594
Utah(a) — 1.5%
Arrowhead Springs Public Infrastructure District, GOL, 6.00%, 03/01/56	500	502,751
Black Desert Public Infrastructure District, GOL, Series A, 4.00%, 03/01/51	549	451,024
Mida Mountain Village Public Infrastructure District, TA
Series 1, 5.50%, 06/01/50	100	101,199
Series 1, Subordinate, 5.13%, 06/15/54	795	797,374
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27	505	502,896
		2,355,244
Virginia — 0.2%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	300	296,717
Washington — 0.7%
Washington Economic Development Finance Authority, RB, AMT, 5.88%, 12/01/45(b)	300	304,597
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, RB, 05/01/66(g)	$315	$ 315,398
Washington State Housing Finance Commission, Refunding RB, Series C-3, 6.25%, 01/01/56	400	404,350
		1,024,345
Wisconsin — 16.8%
Public Finance Authority, RB
5.75%, 12/01/54(a)	3,495	3,521,923
Class A, 5.00%, 06/15/56(a)	1,000	808,037
Class A, 6.45%, 04/01/60(a)	1,000	983,406
Class B, 5.42%, 07/01/62(a)(b)	5,000	4,075,000
Series A, 7.00%, 01/01/45(a)	500	538,617
Series A, 7.25%, 01/01/61(a)	1,000	1,059,636
Series B, 8.50%, 01/01/36(a)	250	232,311
AMT, 5.75%, 12/31/65	4,000	4,088,690
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,595	1,333,357
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,520	1,234,313
Public Finance Authority, RB, CAB(a)(c)
0.00%, 12/15/32	1,067	705,997
0.00%, 12/15/38	1,805	831,609
0.00%, 12/15/42	6,700	2,087,020
Public Finance Authority, RB, M/F Housing(a)(b)
3.78%, 01/25/41	497	221,306
Subordinate, 4.13%, 01/20/41	455	247,975
Series A, Subordinate, 7.13%, 07/01/65	660	654,937
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(a)	520	487,481
Wisconsin Center District, RB, CAB, Series D, 0.00%, 12/15/55(c)	12,650	2,929,701
		26,041,316
Total Municipal Bonds — 113.7% (Cost: $181,705,820)		175,837,437
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Mississippi — 8.2%
Mississippi Development Bank, RB
6.75%, 12/01/31	3,775	3,835,600
6.75%, 12/01/33	2,350	2,387,725
(AGM), 6.88%, 12/01/40	6,405	6,507,821
		12,731,146
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.2% (Cost: $12,529,999)		12,731,146

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal Credit Alpha Portfolio, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.1%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(i)	69,174	$ 121,054
Total Warrants — 0.1% (Cost: $ — )		121,054
Total Long-Term Investments — 122.1% (Cost: $195,492,248)		188,839,229
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(j)(k)	6,582,365	6,583,023
Total Short-Term Securities — 4.3% (Cost: $6,583,023)		6,583,023
Total Investments — 126.4% (Cost: $202,075,271)		195,422,252
Liabilities in Excess of Other Assets — (20.4)%		(31,387,712)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.1)%		(9,494,537)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — 0.1%		90,120
Net Assets Applicable to Common Shares — 100.0%		$ 154,630,123

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 74,124,469	$ —	$ (67,541,446)(a)	$ —	$ —	$ 6,583,023	6,582,365	$ 457,619	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Municipal Credit Alpha Portfolio, Inc.

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 149,592	$ —	$ 149,592
Municipal Bonds	—	175,837,437	—	175,837,437
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,731,146	—	12,731,146
Warrants	—	—	121,054	121,054
Short-Term Securities
Money Market Funds	6,583,023	—	—	6,583,023
	$6,583,023	$188,718,175	$121,054	$195,422,252
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(9,394,999)	$—	$(9,394,999)
VRDP Shares at Liquidation Value	—	—	—	—
	$—	$(9,394,999)	$—	$(9,394,999)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bonds
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments